Restructuring Expenses - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Restructuring and Related Activities [Abstract]
Restructuring costs	$ 50.3	$ 20.1
Held-for-sale, estimated fair value		$ 52.6